GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Other intangibles	$ 7.8	$ 8.1
Finite-Lived Core Deposits, Gross	5.9	7.7
Finite-Lived Intangible Assets, Period Increase (Decrease)	0.0	3.5
Finite-Lived Intangible Assets, Amortization Expense	$ 1.9	$ 1.7	$ 1.5
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method	accelerated basis
Estimated weighted average life (in years)	5 years 7 months